TRANSACTION EXPENSES Q (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	$ 8,546,795	$ 8,769,445	$ 21,385,879	$ 18,017,413
Blockchain reward distributions	33,382	29,829	89,828	30,208
Borrowing costs	41,710	18,779	75,548	36,662
Mining and hosting costs	741	10,466	6,275	25,721
Other transaction expenses	7,312	6,317	19,419	12,922
Transaction expenses	8,629,940	8,834,836	21,576,949	18,122,926
Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses	8,596,478	8,810,103	21,517,337	18,073,294
Digital Assets | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	8,546,795	8,769,445	21,385,879	18,017,413
Blockchain reward distributions	38,321	33,099	106,087	38,693
Borrowing costs	6,437	1,948	12,226	5,957
Mining and hosting costs	0	0	0	0
Other transaction expenses	4,925	5,612	13,145	11,231
Transaction expenses	8,596,478	8,810,104	21,517,337	18,073,294
Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses	0	0	0	0
Data Centers | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	0	0	0	0
Borrowing costs	0	0	0	0
Mining and hosting costs	0	0	0	0
Other transaction expenses	0	0	0	0
Transaction expenses	0	0	0	0
Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses	33,462	24,733	59,612	49,632
Treasury and Corporate | Operating Segments
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	(4,939)	(3,270)	(16,259)	(8,485)
Borrowing costs	35,273	16,831	63,322	30,705
Mining and hosting costs	741	10,466	6,275	25,721
Other transaction expenses	2,387	705	6,274	1,691
Transaction expenses	$ 33,462	$ 24,732	$ 59,612	$ 49,632